Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2015
Registrant Name	Advantage Funds, Inc.
Central Index Key	0000914775
Amendment Flag	false
Document Creation Date	Sep. 29, 2016
Document Effective Date	Sep. 30, 2016
Prospectus Date	Sep. 30, 2016
Dreyfus Opportunistic Small Cap Fund | Investor
Prospectus:
Trading Symbol	DSCVX
Dreyfus Opportunistic Small Cap Fund | Class Y
Prospectus:
Trading Symbol	DOPIX
Dreyfus Opportunistic Small Cap Fund | Class I
Prospectus:
Trading Symbol	DSCYX
Dreyfus Technology Growth Fund | Class A
Prospectus:
Trading Symbol	DTGRX
Dreyfus Technology Growth Fund | Class C
Prospectus:
Trading Symbol	DTGCX
Dreyfus Technology Growth Fund | Class I
Prospectus:
Trading Symbol	DGVRX
Dreyfus Technology Growth Fund | Class Y
Prospectus:
Trading Symbol	DTEYX